Cost of sales of goods and services, without considering depreciation and amortization - Cost of sales of goods (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) T oz	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cost of production
Provision (reversal) for impairment of finished goods and product in progress, note 8(b)	$ 1,782	$ 6,487	$ (3,851)
Cost of sales of goods, without considering depreciation and amortization	$ 750,985	568,482	457,354
Copper concentrate acquired | T	8,844
Quantity of silver acquired | oz	81,665
cost of sales of products [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	$ 18,523	18,748	22,667
Cost of production
Services provided by third parties	261,879	239,804	166,227
Direct labor	126,440	106,022	77,781
Consumption of materials and supplies	123,241	104,063	93,407
Short-term and low-value leases	56,134	39,747	26,794
Maintenance and repair	26,276	22,903	21,601
Electricity and water	20,737	20,823	16,946
Insurance	19,727	14,707	28,729
Transport	8,958	11,763	13,589
Other minor cost of services	17,758	14,912	4,510
Provision (reversal) for impairment of finished goods and product in progress, note 8(b)	(1,782)	(6,487)	3,851
Total cost of production	659,368	568,257	453,435
Final balance of finished goods and products in process	(24,182)	(18,523)	(18,748)
Final balance of finished goods and products in process, net of depreciation and amortization	(24,182)	(18,523)	(18,748)
Purchase of concentrates	97,276	0	0
Cost of sales of goods, without considering depreciation and amortization	$ 750,985	$ 568,482	$ 457,354